JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated September 28, 2016 to ANNUITY PROSPECTUSES

Changes to Variable Investment Options

This Supplement amends the prospectuses for VENTURE® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE® 4 VARIABLE ANNUITY, VENTURE STRATEGY VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE OPPORTUNITY A SHARE VARIABLE ANNUITY, VENTURE OPPORTUNITY B SHARE VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, and WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements and amends the information contained in the prospectus for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus or the prospectus for the underlying John Hancock Variable Insurance Trust (JHVIT) Portfolios, please contact our Annuities Service Center at 1-800-344-1029, or in New York State at 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com.

Portfolio Mergers

For the Contracts referenced above1, effective at the close of business on October 21, 2016, the following “Acquired Portfolio” will merge into the “Acquiring Portfolio”:

Acquired Portfolio	Acquiring Portfolio
Franklin Templeton Founding Allocation Trust	Lifestyle Growth PS Series
International Core Trust	International Value Trust
U.S. Equity Trust [2]	500 Index Trust B2

1 Not applicable to Venture® Variable Annuity Contracts issued after November 23, 2009 and Venture® 4 Variable Annuity Contracts.

2 Not applicable to Venture Opportunity A Share Variable Annuity, Venture Opportunity B Share Variable Annuity, Wealthmark Variable Annuity and Wealthmark ML3 Variable Annuity Contracts.

As a result, after October 21, 2016, the Variable Investment Option corresponding to Lifestyle Growth PS Series Trust replaces the Variable Investment Option corresponding to Franklin Templeton Founding Allocation Trust; the Variable Investment Option corresponding to International Value Trust replaces the Variable Investment Option corresponding to International Core Trust; and the Variable Investment Option corresponding to 500 Index Trust B replaces the Variable Investment Option corresponding to U.S. Equity Trust. You no longer will be able to allocate Contract Value or any Purchase Payments to the Franklin Templeton Founding Allocation, International Core and U.S. Equity Trust Variable Investment Options. Any Contract Value allocated to an Investment Option corresponding to an Acquired Portfolio will be allocated to the Investment Option corresponding to the respective Acquiring Portfolio.

Accordingly, any references in the Annuity Prospectus to the “Franklin Templeton Founding Allocation” Variable Investment Option are replaced with the “Lifestyle Growth PS Series” Variable Investment Option, except in Appendix C: “Restricted Individual Investment Options.” References to the “International Core” Variable Investment Option are replaced with the “International Value” Variable Investment Option. References to the “U.S. Equity” Variable Investment Option are replaced with the “500 Index Trust B” Variable Investment Option.

In addition, any references in the Annuity Prospectus to an Acquired Portfolio are replaced with the corresponding Acquiring Portfolio, except for the disclosure in Appendix U: “Tables of Accumulation Unit Values,” which is historical in nature.

Addition of Variable Investment Options

For VENTURE® VARIABLE ANNUITY (issued prior to November 23, 2009), VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE STRATEGY VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, and WEALTHMARK ML3 VARIABLE ANNUITY Contracts only, effective October 24, 2016, the Contracts will include new JHVIT Variable Investment Options. In addition to any outside fund Subaccounts offered in your Contract, you may transfer or allocate Contract Value to Subaccounts that invest in the following JHVIT Portfolios:

JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST	JOHN HANCOCK VARIABLE INSURANCE TRUST
500 Index Trust B	Global Bond Trust	Mid Cap Index Trust
Active Bond Trust	Global Trust	Mid Cap Stock Trust
All Cap Core Trust	Health Sciences Trust	Mid Value Trust
American Asset Allocation Trust	High Yield Trust	Money Market Trust[1]
American Global Growth Trust	International Equity Index Trust B	Real Estate Securities Trust
American Growth Trust	International Growth Stock Trust	Science & Technology Trust
American Growth-Income Trust	International Small Company Trust	Short Term Government Income Trust
American International Trust	International Value Trust	Small Cap Growth Trust
American New World Trust	Investment Quality Bond Trust	Small Cap Index Trust
Blue Chip Growth Trust	Lifestyle Aggressive MVP	Small Cap Opportunities Trust
Bond Trust	Lifestyle Aggressive PS Series	Small Cap Value Trust
Capital Appreciation Trust	Lifestyle Balanced MVP	Small Company Value Trust
Capital Appreciation Value Trust	Lifestyle Balanced PS Series	Strategic Income Opportunities Trust
Core Bond Trust	Lifestyle Conservative MVP	Total Bond Market Trust B
Core Strategy Trust	Lifestyle Conservative PS Series	Total Stock Market Index Trust
Equity Income Trust	Lifestyle Growth MVP	Ultra Short Term Bond Trust
Financial Industries Trust	Lifestyle Growth PS Series	Utilities Trust
Fundamental All Cap Core Trust	Lifestyle Moderate MVP	Value Trust
Fundamental Large Cap Value Trust	Lifestyle Moderate PS Series

1 Subject to restrictions (see “V. Description of the Contract”).

For VENTURE® VARIABLE ANNUITY (issued after November 23, 2009) and VENTURE® 4 VARIABLE ANNUITY Contracts only, effective October 24, 2016, the Contracts will include new JHVIT Variable Investment Options. You may transfer or allocate Contract Value to Subaccounts that invest in the following JHVIT Portfolios:

JOHN HANCOCK VARIABLE INSURANCE TRUST

Core Strategy Trust	Lifestyle Growth PS Series
Investment Quality Bond Trust	Lifestyle Moderate MVP
Lifestyle Balanced MVP	Lifestyle Moderate PS Series
Lifestyle Balanced PS Series	Money Market Trust[1]
Lifestyle Conservative MVP	Total Bond Market Trust B
Lifestyle Conservative PS Series	Ultra Short Term Bond Trust
Lifestyle Growth MVP

1   Subject to restrictions (see “V. Description of the Contract”).

Subadviser Changes to Variable Investment Options

Effective after the close of business on September 30, 2016, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (“JHAM”) will become the sole subadvisor for Active Bond Trust and Total Bond Market Trust B. Accordingly, any references to Declaration Management & Research LLC as subadvisor to John Hancock Investment Management Services, LLC for Active Bond Trust and Total Bond Market Trust B are removed and replaced with JHAM as sole subadvisor.

You should retain this Supplement for future reference.

Supplement dated September 28, 2016

09/16:VAPS41	333-70728	033-79112
	333-70730	033-46217
	333-71072	333-138846
	333-71074	333-61283
	333-70850	333-83558
	333-70864	333-146591
	333-146698	333-146590
	333-146699	333-162245
333-162244

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